EQUITY	12 Months Ended
Mar. 31, 2025
EQUITY
EQUITY

13. EQUITY

(a) Share capital

	2025		2024
	No. of shares	Value	No. of shares	Value
	‘000	US$’000	‘000	US$’000
At March 31	17,205	108,835	17,205	108,835

On December 23, 2024, the shareholders of the Company approved a capital reorganization to reduce the par value from S$5.00 per share to S$0.02 per share, and to increase the authorized share capital from 40,000,000 shares to 10,000,000,000 shares. This reorganization took effect on December 24, 2024. As of the date of this annual report, our authorized share capital is S$200,000,000 divided into 10,000,000,000 shares, par value of S$0.02 per share.

The holders of ordinary shares (except treasury shares) are entitled to receive dividends as and when declared by the Company. All ordinary shares carry one vote per share without restrictions. No dividend was declared by the Company during the year ended March 31, 2025 and 2024, nor has any dividend been proposed since the end of the reporting period.

For the years ended March 31, 2025 and 2024, Xiamen Property paid US$6,619 and US$16,133, respectively, to non-controlling interests.

The Company does not have a formal dividend policy. The Company considers its operating results, financial position, working capital requirements, as well as any other pertinent factors deemed appropriate by the Board. The Board of the Company did not propose any dividend payments for the fiscal year ended March 31, 2024 and 2025. The Management intends to conserve cash for its operational needs.

(b) Treasury shares, at cost

	No. of shares	Par value	Additional paid in capital	Total
		USD	USD	USD

Treasury shares	277,720	977,887	(75,150)	902,737

Treasury shares relate to ordinary shares of the Company that are held by the Company.

Other reserves

(c) Statutory Reserve

In accordance with the Foreign Enterprise Law applicable to the subsidiaries in the People’s Republic of China (PRC), the subsidiary is required to make appropriation to a Statutory Reserve Fund (SRF). At least 10% of the statutory after-tax profits as determined in accordance with the applicable PRC accounting standards and regulations must be allocated to the SRF until the cumulative total of the reserve fund reaches 50% of the subsidiary’s registered capital. Subject to approval from the relevant PRC authorities, the SRF may be used to offset any accumulated losses or increase the registered capital of the subsidiary. The SRF is not available for dividend distribution to shareholders. For the years ended March 31, 2025 and 2024, the Company made appropriations to the statutory reserve of US$78,890 and US$120,046, respectively.

(d) Merger reserve

This represents the difference between the nominal value of shares issued by the Company in exchange for the nominal value of shares and capital reserve of subsidiaries acquired which is accounted for under “merger accounting”.